Trade And Other Payables - Summary Of Advances Received And Billings In Excess Of Revenue Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Advances Received And Billings In Excess Of Revenue [Abstract]
At 1 January, Advanced received	$ 12	$ 18
Translation adjustment, Advanced received	2	0
Additional contract balances recognised, Advanced received	29	12
Opening balances recognised as revenue, Advanced received	(12)	(18)
At 31 December, Advanced received	31	12
At 1 January, Billings in excess of revenue	239	226
Translation adjustment, Billings in excess of revenue	6	0
Additional contract balances recognised	254	198
Opening balances recognised as revenue	(216)	(177)
Disposals, Billings in excess of revenue		(8)
At 31 December, Billings in excess of revenue	$ 283	$ 239